Goodwill and Intangible Assets, Net (Details) - Schedule of intangible assets for future periods $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of intangible assets for future periods [Abstract]
2022	$ 5,794
2023	5,794
2024	5,794
2025	5,794
2026	5,554
Thereafter	37,503
Total	$ 66,233